Share-based compensation - Share options granted (Details)	12 Months Ended
	Sep. 30, 2024 Options $ / shares	Sep. 30, 2024 Options £ / shares	Sep. 30, 2023 Options $ / shares	Sep. 30, 2023 Options £ / shares	Sep. 30, 2022 Options £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	252,136	252,136	320,193	320,193
Forfeited/lapsed during the period (in shares)	(19,416)	(19,416)	(566)	(566)
Exercised during the period (in shares)	(107,685)	(107,685)	(67,491)	(67,491)
Outstanding at end of period (in shares)	125,035	125,035	252,136	252,136	320,193
Exercisable at end of period (in shares)	92,205	92,205	67,971	67,971
Outstanding at beginning of period (in dollars per share) | (per share)	$ 0.0025	£ 0.0025		£ 0.0025
Forfeited/lapsed during the period (in dollars per share) | (per share)	0.0025			0.0025
Outstanding at end of period (in dollars per share) | (per share)	$ 0.0025	£ 0.0025	$ 0.0025	£ 0.0025	£ 0.0025
Prior to completion of the business combination
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)			320,193	320,193	338,075
Forfeited/lapsed during the period (in shares)					(17,882)
Outstanding at end of period (in shares)					320,193
Exercisable at end of period (in shares)					50,122
Outstanding at beginning of period (in dollars per share) | £ / shares				£ 0.0025	£ 0.0025
Forfeited/lapsed during the period (in dollars per share) | £ / shares					0.0025
Outstanding at end of period (in dollars per share) | £ / shares					£ 0.0025